EMPLOYEE BENEFIT PLAN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Continuing operations
EMPLOYEE BENEFIT PLAN
Defined contribution cost	$ 107,638	$ 130,591	$ 338,279	$ 383,896	$ 602,641	$ 73,047
Defined benefit obligation	$ 885,967		$ 885,967		963,824	111,534
Discontinued operations
EMPLOYEE BENEFIT PLAN
Defined contribution cost		$ 78,618		$ 182,128	$ 464,159	340,517
Defined benefit obligation						$ 897,091